UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22755

LocalShares Investment Trust

(Exact name of registrant as specified in charter)

4535 Harding Road, Suite 201

Nashville, Tennessee 37219

(Address of principal executive offices) (Zip code)

Elizabeth S. Courtney

LocalShares Investment Trust

4535 Harding Road, Suite 201

Nashville, Tennessee 37219

(Name and address of agent for service)

Copy to:

J. Page Davidson, Esq.

B. Riney Green, Esq.

Bass, Berry & Sims PLC

150 3rd Avenue South,

Suite 2800

Nashville, TN 37201

Registrant’s telephone number, including area code: 1-615-327-4776

Date of fiscal year end: April 30, 2018

Date of reporting period: October 31, 2017

Item 1.	Reports to Stockholders.

LocalShares Investment Trust

Nashville Area ETF

Semi-Annual Report

October 31, 2017
(Unaudited)

LocalShares Investment Trust

Nashville Area ETF

Table of Contents

Schedule of Investments	2
Statement of Assets and Liabilities	3
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	7
Disclosure of Fund Expenses	15
Approval of Advisory Agreements & Board Considerations	16
Supplemental Information	19

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-855-480-NASH; and (ii) on the Commission’s website at http://www.sec.gov.

LocalShares Investment Trust

Nashville Area ETF

Schedule of Investments

October 31, 2017 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 98.8%
Consumer Discretionary — 23.2%
Cracker Barrel Old Country Store	2,674	$417,492
Dollar General	4,510	364,588
Genesco*	10,317	252,767
Kirkland's*	26,746	312,928
Tractor Supply	8,663	522,032
		1,869,807
Energy — 3.1%
Delek US Holdings	9,546	248,673

Financials — 10.1%
FB Financial*	7,519	307,302
Franklin Financial Network*	5,099	174,896
Pinnacle Financial Partners	4,933	326,564
		808,762
Health Care — 36.4%
AAC Holdings*	35,983	284,986
Acadia Healthcare*	6,986	219,081
Brookdale Senior Living, Cl A*	25,471	255,474
Community Health Systems*	30,998	182,888
Cumberland Pharmaceuticals*	11,194	82,948
Envision Healthcare*	6,389	272,171
HCA Holdings*	4,652	351,924
HealthStream*	5,559	135,973
LifePoint Health*	4,942	237,957
Quorum Health*	30,991	177,269
Surgery Partners*	27,160	251,230
Tivity Health*	10,229	473,091
		2,924,992
Materials — 5.1%
Louisiana-Pacific*	15,209	413,381

Real Estate — 20.9%
Community Healthcare Trust‡	7,212	197,825
CoreCivic‡	15,286	376,953
Healthcare Realty Trust‡	6,825	220,038
MedEquities Realty Trust‡	19,039	221,233
National Health Investors‡	3,416	260,265
Ryman Hospitality Properties‡	6,165	407,691
		1,684,005
Total Common Stock
(Cost $8,103,836)		7,949,620

Total Investments — 98.8%
(Cost $8,103,836)		$7,949,620

Percentages are based on Net Assets of $8,047,055.

*	Non-income producing security.

‡	Real Estate Investment Trust

Cl — Class

As of October 31, 2017, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended October 31, 2017 there have been no transfers between Level 1, Level 2 or Level 3 investments. Transfers between levels, if any, are recognized at period end.

The accompanying notes are an integral part of the financial statements.

LocalShares Investment Trust

Nashville Area ETF

Statement of Assets and Liabilities

October 31, 2017 (Unaudited)

Assets:
Investments at Cost	$8,103,836
Investments at Fair Value	$7,949,620
Cash and Cash Equivalents	94,595
Dividends Receivable	6,247
Total Assets	8,050,462

Liabilities:
Advisory Fees Payable	3,407
Total Liabilities	3,407

Net Assets	$8,047,055

Net Assets Consist of:
Paid-in Capital	$8,936,209
Undistributed Net Investment Income	58,135
Accumulated Net Realized Loss on Investments	(793,073)
Net Unrealized Depreciation on Investments	(154,216)
Net Assets	$8,047,055

Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	300,000
Net Asset Value, Offering and Redemption Price Per Share	$26.82

The accompanying notes are an integral part of the financial statements.

LocalShares Investment Trust

Nashville Area ETF

Statement of Operations

For the period ended October 31, 2017 (Unaudited)

Investment Income:
Dividends	$54,880
Dividends from Master Limited Partnerships	14,173
Total Investment Income	69,053

Expenses:
Advisory Fees	27,232
Less: Advisory Fee Waiver	(6,703)
Total Expenses	20,529

Net Investment Income	48,524

Net Realized Gain (Loss) on:
Investments	(98,220)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(430,333)

Net Realized and Unrealized Loss on Investments	(528,553)

Net Decrease in Net Assets Resulting from Operations	$(480,029)

The accompanying notes are an integral part of the financial statements.

LocalShares Investment Trust

Nashville Area ETF

Statements of Changes in Net Assets

	Period Ended October 31, 2017 (Unaudited)	Year Ended April 30, 2017
Operations:
Net Investment Income	$48,524	$130,428
Net Realized Loss on Investments(1)	(98,220)	(12,486)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(430,333)	483,315
Net Increase (Decrease) in Net Assets Resulting from Operations	(480,029)	601,257

Distributions to Shareholders:
Net Investment Income	—	(107,211)
Net Realized Gains	—	(41,766)
Total Distributions to Shareholders	—	(148,977)

Capital Share Transactions:
Redeemed In-Kind	—	(2,717,716)
Decrease in Net Assets from Capital Share Transactions	—	(2,717,716)

Total Decrease in Net Assets	(480,029)	(2,265,436)

Net Assets:
Beginning of Year or Period	8,527,084	10,792,520
End of Year or Period (Includes Undistributed Net Investment Income of $58,135 and $9,611), respectively.	$8,047,055	$8,527,084

Share Transactions:
Redeemed In-Kind	—	(100,000)
Net Decrease in Shares Outstanding from Share Transactions	—	(100,000)

(1)	Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

LocalShares Investment Trust

Nashville Area ETF

Financial Highlights

For the six months ended October 31, 2017 (Unaudited) and the Years or Period ended April 30,
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Years or Period

	Net Asset Value, Beginning of Year or Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year or Period	Total Return(1)	Net Assets End of Year or Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover(1)(2)
Nashville Area ETF
2017**	$ 28.42	$ 0.16	$ (1.76)	$ (1.60)	$ —	$ —	$ —	$ 26.82	(5.63)%	$ 8,047	0.49%(3)	0.65%(3)	1.16%(3)	23%
2017	$ 26.98	$ 0.38	$ 1.56	$ 1.94	$ (0.36)	$ (0.14)	$ (0.50)	$ 28.42	7.28%	$ 8,527	0.49%	0.65%	1.40%	46%
2016	$ 31.99	$ 0.35	$ (3.92)	$ (3.57)	$ (0.28)	$ (1.16)	$ (1.44)	$ 26.98	(10.98)%	$ 10,793	0.49%	0.65%	1.22%	39%
2015	$ 26.57	$ 0.19	$ 5.98	$ 6.17	$ (0.21)	$ (0.54)	$ (0.75)	$ 31.99	23.27%	$ 11,195	0.49%	0.65%	0.65%	38%
2014†	$ 25.00	$ 0.17	$ 1.60	$ 1.77	$ (0.09)	$ (0.11)	$ (0.20)	$ 26.57	7.08%	$ 6,644	0.49%(3)	0.65%(3)	0.89%(3)	26%

*	Per share data calculated using average shares method.

**	For the six month period ended October 31, 2017.

†	The Fund commenced operations on July 31, 2013.

(1)

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)	Portfolio turnover rate does not include securities received or delivered from processing creations unit transactions.

(3)	Annualized.

The accompanying notes are an integral part of the financial statements.

LocalShares Investment Trust

Nashville Area ETF
Notes to the Financial Statements

October 31, 2017 (Unaudited)

1. ORGANIZATION

LocalShares Investment Trust (the “Trust”), was formed on August 23, 2012 and is authorized to have multiple series or portfolios. The Trust is an open-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is currently offering one portfolio, the Nashville Area ETF (the “Fund”). LocalShares Investments, LLC (the “Investment Adviser”) serves as the investment adviser to the Fund. Decker Wealth Management LLC (the “Sub-Adviser”) serves as the sub-adviser and is responsible for day-to-day management of the Fund. The Fund is considered to be “non-diversified” under the 1940 Act.

The investment objective of Fund is to seek to replicate as closely as possible, before fees and expenses, the price and yield performance of the LocalShares Nashville Index (the “Index”). The Fund does not seek to outperform the Index and does not seek temporary defensive positions when equity markets decline or appear to be overvalued.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their per share net asset value (“NAV“). The Fund will issue and redeem shares on a continuous basis at NAV only in large blocks of shares, typically 50,000 shares, called “Creation Units“. Creation Units will be issued and redeemed principally in-kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Fund.

Use of Estimates and Indemnifications — The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid.

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If applicable, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates fair value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

LocalShares Investment Trust

Nashville Area ETF

Notes to the Financial Statements

October 31, 2017 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities for which market prices are not “readily available“ are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee“) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended October 31, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended October 31, 2017, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal and Other Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. For the period ended October 31, 2017, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

LocalShares Investment Trust

Nashville Area ETF

Notes to the Financial Statements

October 31, 2017 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments in Real Estate Investment Trust (“REITs”) — Distributions received from REITs are recorded on the ex-dividend date. Each REIT reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the REITs, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported. Any estimates are adjusted when actual amounts are reported by the REIT.

Master Limited Partnerships — The Funds may invest in master limited partnerships (“MLPs“). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code“). These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management. Distributions received from MLPs are recorded on the ex-dividend date. The characterization of the distributions paid will be either an ordinary income or return of capital distribution.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

Creation Units — The Fund issues and redeems shares (“Shares”) at NAV and only in large blocks of Shares (each block of Shares for a Fund is called a Creation Unit or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $500 per transaction to the custodian. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. The following table discloses Creation Unit breakdown as of October 31, 2017:

	Creation Unit Shares	Transaction Fee	Value	Redemption Fee
Nashville Area ETF	50,000	$500	$1,341,000	$500

LocalShares Investment Trust

Nashville Area ETF

Notes to the Financial Statements

October 31, 2017 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Concentration of Credit Risk — Cash, if any, at October 31, 2017 is on deposit at Brown Brothers Harriman in a non-interest bearing account. Cash overdrawn is disclosed as Due to Custodian on the Statement of Assets and Liabilities.

3. AGREEMENTS

Investment Advisory Agreement

The Investment Adviser entered into an interim investment advisory agreement (“Interim Advisory Agreement”) with respect to the Fund on September 20, 2017, immediately following the automatic termination of the prior investment advisory agreement (“Prior Advisory Agreement”), in connection with a sale transaction involving the Investment Adviser’s parent entity (“Sale Transaction”). The Interim Advisory Agreement will automatically expire on February 17, 2018, or upon approval by the Fund’s shareholders of a new investment advisory agreement (“New Advisory Agreement”), whichever is earlier. At a meeting on June 23, 2017, the Board of Trustees approved, contingent upon the closing of the Sale Transaction, the Interim Advisory Agreement, and, contingent upon approval by the Fund’s shareholders, the New Advisory Agreement, each of which contains terms substantially identical to the Prior Advisory Agreement, including the applicable fee and expense waivers.

Under the Interim Advisory Agreement and, if approved, the New Advisory Agreement, the Investment Adviser has overall responsibility for the general management and administration of the Trust. The Investment Adviser provides an investment program for the Fund. The Investment Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Fund to operate. Pursuant to the Interim Advisory Agreement and the New Advisory Agreement, the Fund pays the Investment Adviser an annual advisory fee based on the Fund’s average daily net assets for the services and facilities that the Investment Adviser provides payable at an annual rate of 0.65%. Additionally, the Investment Adviser has contractually agreed to waive or reimburse expenses so that the total annual operating expenses will not exceed 0.49% based on the Fund’s average daily net assets through September 30, 2018.

The Investment Adviser is responsible for all expenses of the Fund, the costs of sub-advisory, transfer agency, custody, fund administration, legal, audit, and other services, except for brokerage expenses, taxes, interest, litigation expenses, and other extraordinary expenses. Each of the Interim Advisory Agreement and the New Advisory Agreement provides that the agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on 60 days’ written notice to the Investment Adviser, and by the Investment Adviser on 60 days’ written notice to the Trust, and that the agreement shall be automatically terminated if the agreement is assigned.

Sub-Advisory Agreements

The Investment Sub-Adviser, a Tennessee limited liability company, is responsible for making investment decisions for the Fund and continuously reviews, supervises, and administers the investment program of the Fund, subject to the supervision of the Investment Adviser and the Board of Trustees. The Investment Adviser entered into an interim investment sub-advisory agreement (“Interim Sub-Advisory Agreement”) with the Investment Sub-Adviser on September 20, 2017, immediately following the automatic termination of the prior investment sub-advisory agreement (“Prior Sub-Advisory Agreement”), as a result of the closing of the Sale Transaction. The Interim Sub-Advisory Agreement will automatically expire on February 17, 2018, or upon approval by the Fund’s shareholders of a new investment sub-advisory agreement (“New Sub-Advisory Agreement”), whichever is earlier. At a meeting on June 23, 2017, the Board of Trustees approved, contingent upon the closing of the Sale Transaction, the Interim Sub-Advisory Agreement, and, contingent upon approval by the Fund’s shareholders, the New Sub-Advisory Agreement, each of which contains terms substantially identical to the Prior Sub-Advisory Agreement. Under the Interim Sub-Advisory Agreement and, if approved, the New Sub-Advisory Agreement, the Investment Adviser pays the Investment Sub-Adviser an annual fee of $62,500, plus 0.03% of the daily net assets of the Fund, which is calculated daily and paid monthly.

LocalShares Investment Trust

Nashville Area ETF

Notes to the Financial Statements

October 31, 2017 (Unaudited) (Continued)

3. AGREEMENTS (continued)

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an administration agreement. Brown Brothers Harriman (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer Agent pursuant to a Custody Agreement and a Transfer Agency and Service Agreement. The Investment Adviser of the Fund pays these fees.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Trust’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Investment Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

Certain officers and/or interested trustees of the Fund are also officers of the Distributor, the Investment Adviser or the Administrator.

4. INVESTMENT TRANSACTIONS

For the period ended October 31, 2017, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Nashville Area ETF	$1,894,485	$2,053,517

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the period ended October 31, 2017, there were no purchases or sales related to in-kind transactions by the Fund.

During the year ended April 30, 2017, the Fund had $573,636 of realized gains as a result of in-kind transactions.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

LocalShares Investment Trust

Nashville Area ETF

Notes to the Financial Statements

October 31, 2017 (Unaudited) (Continued)

5. TAX INFORMATION (continued)

The following differences, primarily attributable to REIT adjustments, MLP adjustments and in kind redemption, have been reclassified to/from the following accounts during the year ended April 30, 2017.

	Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in Capital
Nashville Area ETF	$(29,853)	$(514,606)	$544,459

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Totals
Nashville Area ETF
2017	$107,211	$41,766	$148,977
2016	111,543	465,332	576,875

As of April 30, 2017, the components of tax basis accumulated losses were as follows:

Nashville Area ETF
Undistributed Ordinary Income	$9,611
Long-Term Capital Loss Carryforwards	(578,595)
Unrealized Appreciation	159,859
Total Accumulated Losses	$(409,125)

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of April 30, 2017, the Fund had capital loss carryforwards to offset capital gains of $578,595.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2017, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Nashville Area ETF	$8,220,097	$1,130,878	$(1,401,355)	$(270,477)

6. CONCENTRATION OF RISKS

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

LocalShares Investment Trust

Nashville Area ETF

Notes to the Financial Statements

October 31, 2017 (Unaudited) (Continued)

6. CONCENTRATION OF RISKS (continued)

Geographic Concentration Risk

Because the Fund will invest substantially all of its assets in the securities of companies that have their headquarters located in the Nashville, Tennessee region, the Fund may be impacted by events or conditions affecting the region to a greater extent than a fund that did not focus its investments in that manner. For example, political and economic conditions and changes in regulatory, tax, or economic policy in Tennessee could significantly affect Nashville’s market. Furthermore, a natural or other disaster could occur in the Nashville, Tennessee region, which could affect the economy or particular business operations of companies in that region.

Healthcare Sector Risk

Due to the concentration of the healthcare industry in middle Tennessee, the Fund is expected to invest a relatively large percentage of its assets in the healthcare sector, and therefore the performance of the Fund will be impacted by events affecting this sector as of October 31, 2017. Approximately 38% of the Index was comprised of securities of companies in the healthcare sector. This sector can be significantly affected by changes in government regulation including federal healthcare policy, reimbursement, price competition, the availability and cost of capital funds and escalating cost of care. In particular, this sector is subject to risk and uncertainty related to the enactment and implementation of the Budget Control Act of 2011 and the Patient Protection and Affordable Care Act, as amended by the Health Care and Education Reconciliation Act (collectively, the “Health Reform Law”), the possible enactment of additional federal or state healthcare reforms and possible changes to the Health Reform Law and other federal, state or local laws or regulations affecting the healthcare industry.

Index Tracking Risk

The Fund employs a “passive management” or indexing investment approach by tracking the investments of the Index. The Fund uses this replication method as its primary strategy, meaning that it holds the same stocks, in approximately the same proportions, as the stocks of the Index. The Investment Adviser does not intend to use a sampling strategy in an attempt to manage the portfolio, but will do so only when required by regulatory, legal, or market considerations. In these circumstances, the Fund will employ a strategy whereby the Fund will invest in securities that, in the aggregate, are deemed by the Investment Adviser to approximate the Index in terms of key characteristics.

Lack of Diversification Risk

The Fund is considered to be non-diversified. A non-diversified classification means that the Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. As a result, the Fund may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were as a diversified fund. Thus, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a small number of issuers than a fund that invests more widely, which may have a greater impact on the Fund’s volatility and performance. However, there are limits on the percentage of any one security the Fund because the Index does not weight the securities of any single issuer at more than twice its equal weighting. For example, if there are 20 stocks in the Index (which is currently the minimum number of stocks the index is permitted to have), an equal weighting would be 5% each. Accordingly, the maximum percentage of the securities of any single issuer is 10%.

Non-Correlation Risk

As with all index funds, the performance of the Fund and the Index may vary somewhat for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund will incur a “tracking error” as it may not be fully invested in the securities of the Index at all times, may lag changes in the Index or may hold securities not included in the Index. This risk may be heightened during times of increased market volatility or other unusual market conditions.

LocalShares Investment Trust

Nashville Area ETF

Notes to the Financial Statements

October 31, 2017 (Unaudited) (Concluded)

6. CONCENTRATION OF RISKS (continued)

Small-Capitalization Investing

The Fund is expected to invest a relatively large percentage of its assets in the securities of small-capitalization companies. The securities of small-capitalization companies may be less mature compared to larger companies and the value of such securities may be more volatile than those of larger issuers.

7. REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amended Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. As of August 1, 2017, management has implemented the amendments to Regulation S-X, which did not have a material impact on the Fund’s financial statements and related disclosures or impact the Fund’s net assets or results of operations.

8. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or discussions were required to be reflected in the financial statements.

LocalShares Investment Trust

Nashville Area ETF

Disclosure of Fund Expenses

(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2017 to October 31, 2017).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 5/1/17	Ending Account Value 10/31/17	Annualized Expense Ratios	Expenses Paid During Period(1)
Nashville Area ETF
Actual Fund Return	$ 1,000.00	$ 943.70	0.49%	$ 2.40
Hypothetical 5% Return	$ 1,000.00	$ 1,022.74	0.49%	$ 2.50

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half year period).

LocalShares Investment Trust

Nashville Area ETF

Approval of Advisory Agreements & Board Considerations

(Unaudited)

Investment Advisory Agreements

The Investment Adviser entered into an interim investment advisory agreement (“Interim Advisory Agreement”) with respect to the Fund on September 20, 2017, immediately following the automatic termination of the prior investment advisory agreement (“Prior Advisory Agreement”), in connection with a sale transaction involving the Investment Adviser’s parent entity (“Sale Transaction”). The Interim Advisory Agreement will automatically expire on February 17, 2018, or upon approval by the Fund’s shareholders of a new investment advisory agreement (“New Advisory Agreement”), whichever is earlier. At a meeting on June 23, 2017, the Board of Trustees approved, contingent upon the closing of the Sale Transaction, the Interim Advisory Agreement, and, contingent upon approval by the Fund’s shareholders, the New Advisory Agreement, each of which contains terms substantially identical to the Prior Advisory Agreement, including the applicable fee and expense waivers.

Under the Interim Advisory Agreement and, if approved, the New Advisory Agreement, the Investment Adviser has overall responsibility for the general management and administration of the Trust. The Investment Adviser provides an investment program for the Fund. The Investment Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Fund to operate. Pursuant to the Interim Advisory Agreement and the New Advisory Agreement, the Fund pays the Investment Adviser an annual advisory fee based on the Fund’s average daily net assets for the services and facilities that the Investment Adviser provides payable at an annual rate of 0.65%. Additionally, the Investment Adviser has contractually agreed to waive or reimburse expenses so that the total annual operating expenses will not exceed 0.49% based on the Fund’s average daily net assets through September 30, 2018.

The Investment Adviser is responsible for all expenses of the Fund, the costs of sub-advisory, transfer agency, custody, fund administration, legal, audit, and other services, except for brokerage expenses, taxes, interest, litigation expenses, and other extraordinary expenses. Each of the Interim Advisory Agreement and the New Advisory Agreement provides that the agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on 60 days’ written notice to the Investment Adviser, and by the Investment Adviser on 60 days’ written notice to the Trust, and that the agreement shall be automatically terminated if the agreement is assigned.

Investment Sub-Advisory Agreements

The Investment Sub-Adviser, a Tennessee limited liability company, is responsible for making investment decisions for the Fund and continuously reviews, supervises, and administers the investment program of the Fund, subject to the supervision of the Investment Adviser and the Board of Trustees. The Investment Adviser entered into an interim investment sub-advisory agreement (“Interim Sub-Advisory Agreement”) with the Investment Sub-Adviser on September 20, 2017, immediately following the automatic termination of the prior investment sub-advisory agreement (“Prior Sub-Advisory Agreement”), as a result of the closing of the Sale Transaction. The Interim Sub-Advisory Agreement will automatically expire on February 17, 2018, or upon approval by the Fund’s shareholders of a new investment sub-advisory agreement (“New Sub-Advisory Agreement”), whichever is earlier. At a meeting on June 23, 2017, the Board of Trustees approved, contingent upon the closing of the Sale Transaction, the Interim Sub-Advisory Agreement, and, contingent upon approval by the Fund’s shareholders, the New Sub-Advisory Agreement, each of which contains terms substantially identical to the Prior Sub-Advisory Agreement. Under the Interim Sub-Advisory Agreement and, if approved, the New Sub-Advisory Agreement, the Investment Adviser pays the Investment Sub-Adviser an annual fee of $62,500, plus 0.03% of the daily net assets of the Fund, which is calculated daily and paid monthly.

LocalShares Investment Trust

Nashville Area ETF

Approval of Advisory Agreements & Board Considerations

(Unaudited) (Continued)

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At an in-person meeting held on June 23, 2017 (the “June 2017 Meeting”), the Board of Trustees (the “Board”), including a majority of the trustees who are not “interested persons” of the Fund, the Investment Adviser, or the Investment Sub-Adviser (such trustees, the “Independent Trustees”), considered and approved on behalf of the Fund: (i) a temporary investment advisory agreement with the Investment Adviser and a temporary sub-advisory agreement with the Investment Sub-Adviser (the “Interim Agreements”), contingent upon the closing of a then-proposed sale transaction involving the Investment Adviser’s parent entity and Worth Group, LLC d/b/a Authex (“Worth Group”) (such transaction, the “Sale Transaction”); and (ii) a one-year investment advisory agreement with the Investment Adviser and a temporary sub-advisory agreement with the Investment Sub-Adviser (the “New Agreements” and, collectively with the Interim Agreements, the “Agreements”), contingent and effective upon approval by the Fund’s shareholders.

Prior to conducting its review of the Agreements, the Board was informed of the pendency of the Sale Transaction and that the Sale Transaction, if consummated, would result in a “change of control” of the Investment Adviser and the automatic termination, under applicable law and the terms of the then-existing investment advisory agreement with the Investment Adviser and investment sub-advisory agreement with the Investment Sub-Adviser (the “Prior Agreements”), of the Prior Agreements. Although the Board was informed that the Sale Transaction may occur, at the time of the June 2017 Meeting there were no assurances with respect to the timing of the Sale Transaction or whether the Sale Transaction would be consummated at all. Therefore, in preparation for the June 2017 Meeting, the Board requested that the Investment Adviser furnish information necessary to evaluate the terms of the Agreements, including financial and other information with respect to the Investment Adviser, the Investment Sub-Adviser and Worth Group. In addition, the Independent Trustees were advised of the financial structure and other information regarding the Investment Adviser’s parent, its investors, and Worth Group. The Board used this information, as well as other information that the Investment Adviser and other service providers of the Fund presented or submitted to the Board at the June 2017 Meeting, to help it decide whether to approve the Agreements.

Specifically, the Board requested and received written materials from the Investment Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Investment Adviser; (ii) the Investment Adviser’s investment management personnel; (iii) the Investment Adviser’s operations and financial condition; (iv) the Investment Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fee to be paid to the Investment Adviser and overall fees and operating expenses compared with a peer group of funds; (vi) the Investment Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Investment Adviser’s policies on and compliance procedures for personal securities transactions; and (viii) the Investment Adviser’s investment experience.

Representatives from the Investment Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Board evaluate the Investment Adviser’s services, fee and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Investment Adviser.

At the June 2017 Meeting, the Board, including all of the Independent Trustees, based on its evaluation of the information provided by the Investment Adviser and other service providers of the Fund, approved, contingent upon the closing of the Sale Transaction, the Interim Agreements and, contingent upon approval by the Fund’s shareholders, the New Agreements. In considering the approval of the Agreements, the Board considered various factors that it determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Investment Adviser; and (ii) the fees to be paid to the Investment Adviser, as discussed in further detail below. The Board considered substantially the same factors in approving the Interim Agreements as were considered in approving the New Agreements.

LocalShares Investment Trust

Nashville Area ETF

Approval of Advisory Agreements & Board Considerations

(Unaudited) (Concluded)

Nature, Extent and Quality of Services Provided by the Investment Adviser

In considering the nature, extent and quality of the services to be provided by the Investment Adviser, the Board reviewed the portfolio management services to be provided by the Investment Adviser to the Fund, including the quality and continuity of the Investment Adviser’s portfolio management personnel, the resources of the Investment Adviser, and the Investment Adviser’s compliance history and compliance program. The Board reviewed the terms of the proposed Agreement. The Board also reviewed the Investment Adviser’s proposed investment and risk management approaches for the Fund. The most recent investment adviser registration form for the Investment Adviser was provided to the Board, as was the response of the Investment Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Investment Adviser to the Fund.

The Board also considered other services to be provided to the Fund by the Investment Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Investment Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fee payable by the Fund to the Investment Adviser, the Board reviewed, among other things, a report of the proposed advisory fee to be paid to the Investment Adviser. The Board also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of funds as classified by Lipper, an independent provider of investment company data. The Board reviewed pro forma fee and expense information, as well as the management fees charged by the Investment Adviser. The Board considered any differences in management fees and took into account the demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board also considered the impact of the Sale Transaction and the resulting financial subsidy to the Investment Adviser by the Investment Adviser’s parent entity and the potential for longer-term financial sustainability of the Investment Adviser. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Investment Adviser. The Board also considered the Investment Adviser’s commitment to managing the Fund and its willingness to enter into an expense limitation and fee waiver arrangement with the Fund.

Approval of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel, unanimously concluded that the terms of the Agreements, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreements. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

LocalShares Investment Trust

Nashville Area ETF

Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The NAV of the Fund may also be impacted by the accrual of deferred taxes. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.nashvilleareaetf.com.

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Investment Adviser:

LocalShares Investments, LLC
4535 Harding Pike, Suite 201
Nashville, Tennessee 37205

Investment Sub-Adviser:

Decker Wealth Management LLC
4535 Harding Pike,
Suite 300,
Nashville, Tennessee 37205

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:

Bass, Berry & Sims PLC
150 3rd Avenue South,
Suite 2800
Nashville, TN 37201

Independent Registered Public Accounting Firm:

Ernst & Young LLP
220 South Sixth Street,
Suite 1400, Minneapolis, MN 55402

This information must be preceded or accompanied by a current prospectus for the Fund.

SPR-SA-001-0500

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	LocalShares Investment Trust

By (Signature and Title)	/s/ Elizabeth S. Courtney
Elizabeth S. Courtney, President

Date: December 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Elizabeth S. Courtney
Elizabeth S. Courtney, President

Date: December 22, 2017

By (Signature and Title)	/s/ Elizabeth S. Courtney
Elizabeth S. Courtney, President & Treasurer

Date: December 22, 2017